UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2007

[LOGO OF USAA]
   USAA(R)

                             USAA S&P 500 INDEX Fund


                       1ST QUARTER Portfolio of Investments


                                 MARCH 31, 2007


                                                                      (Form N-Q)

                                             (C)2007, USAA. All rights reserved.

                                                                                                          1

PORTFOLIO OF INVESTMENTS

USAA S&P 500 INDEX FUND
MARCH 31, 2007 (UNAUDITED)



      NUMBER        SECURITY                                                                          MARKET
     OF SHARES                                                                                         VALUE
                                                                                                        (000)
-------------------------------------------------------------------------------------------------------------

                    COMMON STOCKS (97.7%)

                    CONSUMER DISCRETIONARY (10.3%)
                    ------------------------------
                    ADVERTISING (0.2%)
       103,900      Interpublic Group of Companies, Inc. *                    $                        1,279
        42,400      Omnicom Group, Inc.                                                                4,341
                                                                                 ----------------------------
                                                                                                       5,620
                                                                                 ----------------------------

                    APPAREL RETAIL (0.3%)
        22,000      Abercrombie & Fitch Co. "A"                                                        1,665
       133,000      Gap, Inc.                                                                          2,289
        83,900      Limited Brands, Inc.                                                               2,186
       111,000      TJX Companies, Inc.                                                                2,993
                                                                                 ----------------------------
                                                                                                       9,133
                                                                                 ----------------------------

                    APPAREL & ACCESSORIES & LUXURY GOODS (0.3%)
        91,000      Coach, Inc. *                                                                      4,555
        27,539      Jones Apparel Group, Inc.                                                            846
        23,700      Liz Claiborne, Inc.                                                                1,016
        15,200      Polo Ralph Lauren Corp.                                                            1,340
        22,300      VF Corp.                                                                           1,842
                                                                                 ----------------------------
                                                                                                       9,599
                                                                                 ----------------------------

                    AUTO PARTS & EQUIPMENT (0.1%)
        47,400      Johnson Controls, Inc.                                                             4,485
                                                                                 ----------------------------

                    AUTOMOBILE MANUFACTURERS (0.2%)
       456,900      Ford Motor Co.                                                                     3,605
       139,700      General Motors Corp.                                                               4,280
                                                                                 ----------------------------
                                                                                                       7,885
                                                                                 ----------------------------

                    AUTOMOTIVE RETAIL (0.1%)
        38,363      AutoNation, Inc. *                                                                   815
        13,600      AutoZone, Inc. *                                                                   1,742
                                                                                 ----------------------------
                                                                                                       2,557
                                                                                 ----------------------------

                    BROADCASTING & CABLE TV (1.1%)
       192,900      CBS Corp. "B"                                                                      5,900
       122,600      Clear Channel Communications, Inc.                                                 4,296
       775,641      Comcast Corp. "A" *                                                               20,128
       192,200      DIRECTV Group, Inc. *                                                              4,434
        20,900      E.W. Scripps Co. "A"                                                                 934
                                                                                 ----------------------------
                                                                                                      35,692
                                                                                 ----------------------------

                    CASINOS & GAMING (0.2%)
        47,200      Harrah's Entertainment, Inc.                                                       3,986
        83,796      International Game Technology, Inc.                                                3,384
                                                                                 ----------------------------
                                                                                                       7,370
                                                                                 ----------------------------

                    COMPUTER & ELECTRONICS RETAIL (0.2%)
        99,250      Best Buy Co., Inc.                                                                 4,835
        37,000      Circuit City Stores, Inc.                                                            686
        32,900      RadioShack Corp.                                                                     889
                                                                                 ----------------------------
                                                                                                       6,410
                                                                                 ----------------------------

                    CONSUMER ELECTRONICS (0.0%)
        16,200      Harman International Industries, Inc.                                              1,556
                                                                                 ----------------------------

                    DEPARTMENT STORES (0.7%)
        15,900      Dillard's, Inc. "A"                                                                  520
       132,702      Federated Dept. Stores, Inc.                                                       5,978
        55,400      J.C. Penney Co., Inc.                                                              4,552
        80,900      Kohl's Corp. *                                                                     6,198

                                                                                                           2


PORTFOLIO OF INVESTMENTS

USAA S&P 500 INDEX FUND
MARCH 31, 2007 (UNAUDITED)

      NUMBER        SECURITY                                                                          MARKET
     OF SHARES                                                                                         VALUE
                                                                                                        (000)
-------------------------------------------------------------------------------------------------------------
        54,300      Nordstrom, Inc.                                           $                        2,875
        20,585      Sears Holdings Corp. *                                                             3,708
                                                                                 ----------------------------
                                                                                                      23,831
                                                                                 ----------------------------

                    DISTRIBUTORS (0.1%)
        41,900      Genuine Parts Co.                                                                  2,053
                                                                                 ----------------------------

                    EDUCATION SERVICES (0.0%)
        35,900      Apollo Group, Inc. "A" *                                                           1,576
                                                                                 ----------------------------

                    FOOTWEAR (0.2%)
        48,200      NIKE, Inc. "B"                                                                     5,122
                                                                                 ----------------------------

                    GENERAL MERCHANDISE STORES (0.5%)
        26,100      Big Lots, Inc. *                                                                     817
        76,400      Dollar General Corp.                                                               1,616
        38,600      Family Dollar Stores, Inc.                                                         1,143
       212,100      Target Corp.                                                                      12,569
                                                                                 ----------------------------
                                                                                                      16,145
                                                                                 ----------------------------

                    HOME FURNISHINGS (0.0%)
        44,600      Leggett & Platt, Inc.                                                              1,011
                                                                                 ----------------------------

                    HOME IMPROVEMENT RETAIL (1.0%)
       507,200      Home Depot, Inc.                                                                  18,634
       380,300      Lowe's Companies, Inc.                                                            11,976
        28,300      Sherwin-Williams Co.                                                               1,869
                                                                                 ----------------------------
                                                                                                      32,479
                                                                                 ----------------------------

                    HOMEBUILDING (0.2%)
        29,300      Centex Corp.                                                                       1,224
        66,700      D.R. Horton, Inc.                                                                  1,467
        19,000      KB Home                                                                              811
        32,800      Lennar Corp. "A"                                                                   1,385
        52,600      Pulte Homes, Inc.                                                                  1,392
                                                                                 ----------------------------
                                                                                                       6,279
                                                                                 ----------------------------

                    HOMEFURNISHING RETAIL (0.1%)
        72,300      Bed Bath & Beyond, Inc. *                                                          2,904
                                                                                 ----------------------------

                    HOTELS, RESORTS & CRUISE LINES (0.6%)
       108,200      Carnival Corp.                                                                     5,070
        98,000      Hilton Hotels Corp.                                                                3,524
        82,800      Marriott International, Inc. "A"                                                   4,054
        54,400      Starwood Hotels & Resorts Worldwide, Inc.                                          3,528
        50,862      Wyndham Worldwide Corp. *                                                          1,737
                                                                                 ----------------------------
                                                                                                      17,913
                                                                                 ----------------------------

                    HOUSEHOLD APPLIANCES (0.2%)
        19,400      Black & Decker Corp.                                                               1,583
        12,800      Snap-On, Inc.                                                                        616
        19,800      Stanley Works                                                                      1,096
        20,193      Whirlpool Corp.                                                                    1,715
                                                                                 ----------------------------
                                                                                                       5,010
                                                                                 ----------------------------

                    HOUSEWARES & SPECIALTIES (0.2%)
        35,800      Fortune Brands, Inc.                                                               2,822
        70,500      Newell Rubbermaid, Inc.                                                            2,192
                                                                                 ----------------------------
                                                                                                       5,014
                                                                                 ----------------------------

                    INTERNET RETAIL (0.2%)
        75,398      Amazon.com, Inc. *                                                                 3,000
        55,100      IAC/InterActiveCorp *                                                              2,078
                                                                                 ----------------------------
                                                                                                       5,078
                                                                                 ----------------------------

                                                                                                           3

PORTFOLIO OF INVESTMENTS

USAA S&P 500 INDEX FUND
MARCH 31, 2007 (UNAUDITED)

      NUMBER        SECURITY                                                                          MARKET
     OF SHARES                                                                                         VALUE
                                                                                                        (000)
-------------------------------------------------------------------------------------------------------------
                    LEISURE PRODUCTS (0.1%)
        22,900      Brunswick Corp.                                           $                          729
        38,800      Hasbro, Inc.                                                                       1,111
        93,400      Mattel, Inc.                                                                       2,575
                                                                                 ----------------------------
                                                                                                       4,415
                                                                                 ----------------------------

                    MOTORCYCLE MANUFACTURERS (0.1%)
        64,800      Harley-Davidson, Inc.                                                              3,807
                                                                                 ----------------------------

                    MOVIES & ENTERTAINMENT (1.8%)
       577,300      News Corp. "A"                                                                    13,347
       946,400      Time Warner, Inc.                                                                 18,663
       178,400      Viacom, Inc. "B" *                                                                 7,334
       516,421      Walt Disney Co.                                                                   17,781
                                                                                 ----------------------------
                                                                                                      57,125
                                                                                 ----------------------------

                    PHOTOGRAPHIC PRODUCTS (0.0%)
        71,000      Eastman Kodak Co.                                                                  1,602
                                                                                 ----------------------------

                    PUBLISHING (0.4%)
        14,700      Dow Jones & Co., Inc.                                                                507
        60,500      Gannett Co., Inc.                                                                  3,406
        89,100      McGraw-Hill Companies, Inc.                                                        5,603
        11,000      Meredith Corp.                                                                       631
        34,000      New York Times Co. "A"                                                               799
        47,100      Tribune Co.                                                                        1,512
                                                                                 ----------------------------
                                                                                                      12,458
                                                                                 ----------------------------

                    RESTAURANTS (0.8%)
        33,950      Darden Restaurants, Inc.                                                           1,398
       303,000      McDonald's Corp.                                                                  13,650
       187,200      Starbucks Corp. *                                                                  5,871
        27,800      Wendy's International, Inc.                                                          870
        69,200      Yum! Brands, Inc.                                                                  3,997
                                                                                 ----------------------------
                                                                                                      25,786
                                                                                 ----------------------------

                    SPECIALIZED CONSUMER SERVICES (0.1%)
        80,000      H&R Block, Inc.                                                                    1,683
                                                                                 ----------------------------

                    SPECIALTY STORES (0.3%)
        71,800      Office Depot, Inc. *                                                               2,523
        18,400      OfficeMax, Inc.                                                                      970
       184,700      Staples, Inc.                                                                      4,773
        34,700      Tiffany & Co.                                                                      1,578
                                                                                 ----------------------------
                                                                                                       9,844
                                                                                 ----------------------------

                    TIRES & RUBBER (0.0%)
        39,200      Goodyear Tire & Rubber Co. *                                                       1,223
                                                                                 ----------------------------
                    Total consumer discretionary                                                     332,665
                                                                                 ----------------------------

                    CONSUMER STAPLES (9.4%)
                    -----------------------
                    AGRICULTURAL PRODUCTS (0.2%)
       161,380      Archer-Daniels-Midland Co.                                                         5,923
                                                                                 ----------------------------

                    BREWERS (0.3%)
       189,900      Anheuser-Busch Companies, Inc.                                                     9,583
        11,300      Molson Coors Brewing Co. "B"                                                       1,069
                                                                                 ----------------------------
                                                                                                      10,652
                                                                                 ----------------------------

                    DISTILLERS & VINTNERS (0.1%)
        20,900      Brown-Forman Corp. "B"                                                             1,370
        48,500      Constellation Brands, Inc. "A" *                                                   1,028
                                                                                 ----------------------------
                                                                                                       2,398
                                                                                 ----------------------------

                                                                                                           4

PORTFOLIO OF INVESTMENTS

USAA S&P 500 INDEX FUND
MARCH 31, 2007 (UNAUDITED)

      NUMBER        SECURITY                                                                          MARKET
     OF SHARES                                                                                         VALUE
                                                                                                        (000)
-------------------------------------------------------------------------------------------------------------
                    DRUG RETAIL (0.7%)
       376,985      CVS Corp.                                                 $                       12,870
       250,600      Walgreen Co.                                                                      11,500
                                                                                 ----------------------------
                                                                                                      24,370
                                                                                 ----------------------------

                    FOOD DISTRIBUTORS (0.2%)
       152,800      Sysco Corp.                                                                        5,169
                                                                                 ----------------------------

                    FOOD RETAIL (0.4%)
       182,000      Kroger Co.                                                                         5,141
       112,200      Safeway, Inc.                                                                      4,111
        52,025      SUPERVALU, Inc.                                                                    2,033
        35,900      Whole Foods Market, Inc.                                                           1,610
                                                                                 ----------------------------
                                                                                                      12,895
                                                                                 ----------------------------

                    HOUSEHOLD PRODUCTS (2.1%)
        35,700      Clorox Co.                                                                         2,274
       127,300      Colgate-Palmolive Co.                                                              8,502
       113,800      Kimberly-Clark Corp.                                                               7,794
       788,123      Procter & Gamble Co.                                                              49,778
                                                                                 ----------------------------
                                                                                                      68,348
                                                                                 ----------------------------

                    HYPERMARKETS & SUPER CENTERS (1.1%)
       115,600      Costco Wholesale Corp.                                                             6,224
       607,700      Wal-Mart Stores, Inc. (f)                                                         28,532
                                                                                 ----------------------------
                                                                                                      34,756
                                                                                 ----------------------------

                    PACKAGED FOODS & MEATS (1.0%)
        54,400      Campbell Soup Co.                                                                  2,119
       122,900      ConAgra Foods, Inc.                                                                3,061
        33,500      Dean Foods Co. *                                                                   1,566
        87,200      General Mills, Inc.                                                                5,077
        81,900      H.J. Heinz Co.                                                                     3,859
        45,100      Hershey Co.                                                                        2,465
        62,900      Kellogg Co.                                                                        3,235
        50,366      Kraft Foods, Inc.                                                                  1,595
        31,200      McCormick & Co., Inc.                                                              1,202
       192,700      Sara Lee Corp.                                                                     3,260
        62,000      Tyson Foods, Inc. "A"                                                              1,203
        55,250      Wm. Wrigley Jr. Co.                                                                2,814
                                                                                 ----------------------------
                                                                                                      31,456
                                                                                 ----------------------------

                    PERSONAL PRODUCTS (0.2%)
       110,300      Avon Products, Inc.                                                                4,110
        29,700      Estee Lauder Companies, Inc. "A"                                                   1,451
                                                                                 ----------------------------
                                                                                                       5,561
                                                                                 ----------------------------

                    SOFT DRINKS (1.6%)
       503,500      Coca-Cola Co.                                                                     24,168
        74,300      Coca-Cola Enterprises, Inc.                                                        1,504
        34,300      Pepsi Bottling Group, Inc.                                                         1,094
       405,600      PepsiCo, Inc.                                                                     25,780
                                                                                 ----------------------------
                                                                                                      52,546
                                                                                 ----------------------------

                    TOBACCO (1.5%)
       518,600      Altria Group, Inc.                                                                45,538
        44,000      Reynolds American, Inc.                                                            2,746
        38,100      UST, Inc.                                                                          2,209
                                                                                 ----------------------------
                                                                                                      50,493
                                                                                 ----------------------------
                    Total consumer staples                                                           304,567
                                                                                 ----------------------------

                    ENERGY (9.9%)
                    -------------
                    COAL & CONSUMABLE FUELS (0.2%)
        45,000      CONSOL Energy, Inc.                                                                1,761
        65,300      Peabody Energy Corp.                                                               2,628
                                                                                 ----------------------------
                                                                                                       4,389
                                                                                 ----------------------------

                                                                                                           5

PORTFOLIO OF INVESTMENTS

USAA S&P 500 INDEX FUND
MARCH 31, 2007 (UNAUDITED)

      NUMBER        SECURITY                                                                          MARKET
     OF SHARES                                                                                         VALUE
                                                                                                        (000)
-------------------------------------------------------------------------------------------------------------
                    INTEGRATED OIL & GAS (6.2%)
       543,017      Chevron Corp.                                             $                       40,162
       405,608      ConocoPhillips                                                                    27,723
     1,412,200      Exxon Mobil Corp. (f)                                                            106,550
        66,800      Hess Corp.                                                                         3,705
        88,520      Marathon Oil Corp.                                                                 8,748
        44,600      Murphy Oil Corp.                                                                   2,382
       212,100      Occidental Petroleum Corp.                                                        10,459
                                                                                 ----------------------------
                                                                                                     199,729
                                                                                 ----------------------------

                    OIL & GAS DRILLING (0.4%)
        37,700      ENSCO International, Inc.                                                          2,051
        77,000      Nabors Industries Ltd. *                                                           2,284
        34,100      Noble Corp.                                                                        2,683
        27,800      Rowan Companies, Inc.                                                                903
        72,200      Transocean, Inc. *                                                                 5,899
                                                                                 ----------------------------
                                                                                                      13,820
                                                                                 ----------------------------

                    OIL & GAS EQUIPMENT & SERVICES (1.4%)
        82,300      Baker Hughes, Inc.                                                                 5,443
        77,200      BJ Services Co.                                                                    2,154
       252,000      Halliburton Co.                                                                    7,998
        43,100      National Oilwell Varco, Inc. *                                                     3,353
       291,100      Schlumberger Ltd.                                                                 20,115
        49,500      Smith International, Inc.                                                          2,378
        87,800      Weatherford International Ltd. *                                                   3,960
                                                                                  ----------------------------
                                                                                                      45,401
                                                                                 ----------------------------

                    OIL & GAS EXPLORATION & PRODUCTION (0.9%)
       113,800      Anadarko Petroleum Corp.                                                           4,891
        81,700      Apache Corp.                                                                       5,776
        93,800      Chesapeake Energy Corp.                                                            2,896
       109,200      Devon Energy Corp.                                                                 7,559
        59,400      EOG Resources, Inc.                                                                4,238
        89,066      XTO Energy, Inc.                                                                   4,882
                                                                                 ----------------------------
                                                                                                      30,242
                                                                                 ----------------------------

                    OIL & GAS REFINING & MARKETING (0.4%)
        32,200      Sunoco, Inc.                                                                       2,268
       151,400      Valero Energy Corp.                                                                9,764
                                                                                 ----------------------------
                                                                                                      12,032
                                                                                 ----------------------------

                    OIL & GAS STORAGE & TRANSPORTATION (0.4%)
       168,400      El Paso Corp.                                                                      2,437
        27,000      Kinder Morgan, Inc.                                                                2,874
       153,340      Spectra Energy Corp.                                                               4,028
       144,444      Williams Companies, Inc.                                                           4,111
                                                                                 ----------------------------
                                                                                                      13,450
                                                                                 ----------------------------
                    Total energy                                                                     319,063
                                                                                 ----------------------------

                    FINANCIALS (21.1%)
                    ------------------
                    ASSET MANAGEMENT & CUSTODY BANKS (1.1%)
        61,760      Ameriprise Financial, Inc.                                                         3,529
       192,900      Bank of New York Co., Inc.                                                         7,822
        20,800      Federated Investors, Inc. "B"                                                        764
        40,200      Franklin Resources, Inc.                                                           4,857
        54,600      Janus Capital Group, Inc.                                                          1,142
        32,400      Legg Mason, Inc.                                                                   3,053
        98,600      Mellon Financial Corp.                                                             4,254
        45,600      Northern Trust Corp. (c)                                                           2,742
        81,700      State Street Corp.                                                                 5,290
        65,000      T. Rowe Price Group, Inc.                                                          3,067
                                                                                 ----------------------------
                                                                                                      36,520
                                                                                 ----------------------------

                                                                                                          6

PORTFOLIO OF INVESTMENTS

USAA S&P 500 INDEX FUND
MARCH 31, 2007 (UNAUDITED)

      NUMBER        SECURITY                                                                          MARKET
     OF SHARES                                                                                         VALUE
                                                                                                        (000)
-------------------------------------------------------------------------------------------------------------
                    CONSUMER FINANCE (0.9%)
       300,100      American Express Co.                                      $                       16,926
       109,529      Capital One Financial Corp.                                                        8,265
       102,900      SLM Corp.                                                                          4,208
                                                                                 ----------------------------
                                                                                                      29,399
                                                                                 ----------------------------

                    DIVERSIFIED BANKS (2.3%)
        41,800      Comerica, Inc.                                                                     2,471
       440,900      U.S. Bancorp                                                                      15,418
       472,905      Wachovia Corp.                                                                    26,034
       828,500      Wells Fargo & Co.                                                                 28,525
                                                                                 ----------------------------
                                                                                                      72,448
                                                                                 ----------------------------

                    INSURANCE BROKERS (0.2%)
        80,400      Aon Corp.                                                                          3,052
       133,600      Marsh & McLennan Companies, Inc.                                                   3,913
                                                                                 ----------------------------
                                                                                                       6,965
                                                                                 ----------------------------

                    INVESTMENT BANKING & BROKERAGE (2.5%)
        29,100      Bear Stearns Companies, Inc.                                                       4,375
       254,700      Charles Schwab Corp.                                                               4,659
       106,700      E*TRADE Financial Corp. *                                                          2,264
       102,000      Goldman Sachs Group, Inc.                                                         21,076
       132,700      Lehman Brothers Holdings, Inc.                                                     9,298
       219,000      Merrill Lynch & Co., Inc.                                                         17,886
       263,400      Morgan Stanley                                                                    20,745
                                                                                 ----------------------------
                                                                                                      80,303
                                                                                 ----------------------------

                    LIFE & HEALTH INSURANCE (1.3%)
       123,300      AFLAC, Inc.                                                                        5,802
        69,371      Lincoln National Corp.                                                             4,703
       185,700      MetLife, Inc.                                                                     11,727
        68,800      Principal Financial Group, Inc.                                                    4,119
       122,300      Prudential Financial, Inc.                                                        11,039
        25,500      Torchmark Corp.                                                                    1,672
        81,100      UnumProvident Corp.                                                                1,868
                                                                                 ----------------------------
                                                                                                      40,930
                                                                                 ----------------------------

                    MULTI-LINE INSURANCE (1.8%)
       640,149      American International Group, Inc.                                                43,031
       109,300      Genworth Financial, Inc. "A"                                                       3,819
        74,900      Hartford Financial Services Group, Inc.                                            7,159
       110,100      Loews Corp.                                                                        5,002
                                                                                 ----------------------------
                                                                                                      59,011
                                                                                 ----------------------------

                    OTHER DIVERSIFIED FINANCIAL SERVICES (5.0%)
     1,119,747      Bank of America Corp.                                                             57,130
     1,222,000      Citigroup, Inc. (f)                                                               62,737
       860,329      JPMorgan Chase & Co.                                                              41,623
                                                                                 ----------------------------
                                                                                                     161,490
                                                                                 ----------------------------

                    PROPERTY & CASUALTY INSURANCE (1.4%)
        78,700      ACE Ltd.                                                                           4,491
       158,200      Allstate Corp.                                                                     9,501
        25,900      Ambac Financial Group, Inc.                                                        2,238
       100,900      Chubb Corp.                                                                        5,214
        40,479      Cincinnati Financial Corp.                                                         1,716
        34,800      MBIA, Inc.                                                                         2,279
       194,000      Progressive Corp.                                                                  4,233
        30,900      Safeco Corp.                                                                       2,053
       172,107      Travelers Companies, Inc.                                                          8,910
        42,700      XL Capital Ltd. "A"                                                                2,987
                                                                                 ----------------------------
                                                                                                      43,622
                                                                                 ----------------------------

                                                                                                            7

PORTFOLIO OF INVESTMENTS

USAA S&P 500 INDEX FUND
MARCH 31, 2007 (UNAUDITED)

      NUMBER        SECURITY                                                                          MARKET
     OF SHARES                                                                                         VALUE
                                                                                                        (000)
-------------------------------------------------------------------------------------------------------------
                    REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
        45,300      CB Richard Ellis Group, Inc. "A" *                        $                        1,549
        58,636      Realogy Corp. *                                                                    1,736
                                                                                 ----------------------------
                                                                                                       3,285
                                                                                 ----------------------------

                    REGIONAL BANKS (1.7%)
       131,100      BB&T Corp.                                                                         5,378
        45,200      Commerce Bancorp, Inc.                                                             1,509
        29,800      Compass Bancshares, Inc.                                                           2,050
       136,000      Fifth Third Bancorp                                                                5,262
        28,700      First Horizon National Corp.                                                       1,192
        60,900      Huntington Bancshares, Inc.                                                        1,331
        99,900      KeyCorp                                                                            3,743
        20,400      M&T Bank Corp.                                                                     2,363
        60,300      Marshall & Ilsley Corp.                                                            2,792
       145,900      National City Corp.                                                                5,435
        85,900      PNC Financial Services Group, Inc.                                                 6,182
       182,083      Regions Financial Corp.                                                            6,440
        89,800      SunTrust Banks, Inc.                                                               7,457
        75,900      Synovus Financial Corp.                                                            2,454
        24,700      Zions Bancorp                                                                      2,088
                                                                                 ----------------------------
                                                                                                      55,676
                                                                                 ----------------------------

                    REITS - DIVERSIFIED (0.1%)
        28,900      Vornado Realty Trust                                                               3,449
                                                                                 ----------------------------

                    REITS - INDUSTRIAL (0.1%)
        60,800      ProLogis                                                                           3,948
                                                                                 ----------------------------

                    REITS - OFFICE (0.1%)
        28,000      Boston Properties, Inc.                                                            3,287
                                                                                 ----------------------------

                    REITS - RESIDENTIAL (0.3%)
        25,200      Apartment Investment & Management Co. "A"                                          1,454
        51,000      Archstone-Smith Trust                                                              2,768
        18,500      AvalonBay Communities, Inc.                                                        2,405
        72,100      Equity Residential Properties Trust                                                3,477
                                                                                 ----------------------------
                                                                                                      10,104
                                                                                 ----------------------------

                    REITS -  RETAIL (0.3%)
        31,500      Developers Diversified Realty Corp.                                                1,981
        50,800      Kimco Realty Corp.                                                                 2,476
        56,100      Simon Property Group, Inc.                                                         6,241
                                                                                 ----------------------------
                                                                                                      10,698
                                                                                 ----------------------------

                    REITS - SPECIALIZED (0.2%)
       129,500      Host Hotels & Resorts, Inc.                                                        3,407
        40,300      Plum Creek Timber Co., Inc.                                                        1,589
        25,468      Public Storage, Inc.                                                               2,411
                                                                                 ----------------------------
                                                                                                       7,407
                                                                                 ----------------------------

                    SPECIALIZED FINANCE (0.4%)
         8,600      Chicago Mercantile Exchange Holdings, Inc.                                         4,579
        49,700      CIT Group, Inc.                                                                    2,630
        59,600      Moody's Corp.                                                                      3,699
                                                                                 ----------------------------
                                                                                                      10,908
                                                                                 ----------------------------

                    THRIFTS & MORTGAGE FINANCE (1.3%)
       144,498      Countrywide Financial Corp.                                                        4,861
       240,600      Fannie Mae                                                                        13,132
       169,500      Freddie Mac                                                                       10,084
       123,700      Hudson City Bancorp, Inc.                                                          1,692
        21,600      MGIC Investment Corp.                                                              1,273
        89,198      Sovereign Bancorp, Inc.                                                            2,269
       220,513      Washington Mutual, Inc.                                                            8,904
                                                                                 ----------------------------
                                                                                                      42,215
                                                                                 ----------------------------
                    Total financials                                                                 681,665
                                                                                 ----------------------------

                                                                                                          8

PORTFOLIO OF INVESTMENTS

USAA S&P 500 INDEX FUND
MARCH 31, 2007 (UNAUDITED)

      NUMBER        SECURITY                                                                          MARKET
     OF SHARES                                                                                         VALUE
                                                                                                        (000)
-------------------------------------------------------------------------------------------------------------
                    HEALTH CARE (11.6%)
                    -------------------
                    BIOTECHNOLOGY (1.2%)
       290,448      Amgen, Inc. *                                             $                       16,230
        86,310      Biogen Idec, Inc. *                                                                3,831
        91,600      Celgene Corp. *                                                                    4,805
        63,600      Genzyme Corp. *                                                                    3,817
       114,132      Gilead Sciences, Inc. *                                                            8,731
        61,800      MedImmune, Inc. *                                                                  2,249
                                                                                 ----------------------------
                                                                                                      39,663
                                                                                 ----------------------------

                    HEALTH CARE DISTRIBUTORS (0.5%)
        47,718      AmerisourceBergen Corp.                                                            2,517
       100,215      Cardinal Health, Inc.                                                              7,311
        75,500      McKesson Corp.                                                                     4,420
        33,800      Patterson Companies, Inc. *                                                        1,199
                                                                                 ----------------------------
                                                                                                      15,447
                                                                                 ----------------------------

                    HEALTH CARE EQUIPMENT (1.6%)
       159,500      Baxter International, Inc.                                                         8,401
        61,300      Becton, Dickinson & Co.                                                            4,713
        61,200      Biomet, Inc.                                                                       2,601
       294,100      Boston Scientific Corp. *                                                          4,276
        25,800      C.R. Bard, Inc.                                                                    2,051
        37,460      Hospira, Inc. *                                                                    1,532
       284,000      Medtronic, Inc.                                                                   13,933
        87,100      St. Jude Medical, Inc. *                                                           3,276
        71,200      Stryker Corp.                                                                      4,722
        32,100      Varian Medical Systems, Inc. *                                                     1,531
        60,000      Zimmer Holdings, Inc. *                                                            5,125
                                                                                 ----------------------------
                                                                                                      52,161
                                                                                 ----------------------------

                    HEALTH CARE FACILITIES (0.1%)
        18,200      Manor Care, Inc.                                                                     990
       114,800      Tenet Healthcare Corp. *                                                             738
                                                                                 ----------------------------
                                                                                                       1,728
                                                                                 ----------------------------

                    HEALTH CARE SERVICES (0.4%)
        34,000      Express Scripts, Inc. *                                                            2,745
        30,900      Laboratory Corporation of America Holdings *                                       2,244
        72,583      Medco Health Solutions, Inc. *                                                     5,264
        39,880      Quest Diagnostics, Inc.                                                            1,989
                                                                                 ----------------------------
                                                                                                      12,242
                                                                                 ----------------------------

                    HEALTH CARE SUPPLIES (0.0%)
        13,200      Bausch & Lomb, Inc.                                                                  675
                                                                                 ----------------------------

                    HEALTH CARE TECHNOLOGY (0.0%)
        49,400      IMS Health, Inc.                                                                   1,465
                                                                                 ----------------------------

                    LIFE SCIENCES TOOLS & SERVICES (0.3%)
        45,500      Applera Corp. - Applied Biosystems Group                                           1,345
        12,000      Millipore Corp. *                                                                    870
        31,700      PerkinElmer, Inc.                                                                    768
        99,000      Thermo Fisher Scientific, Inc. *                                                   4,628
        27,600      Waters Corp. *                                                                     1,601
                                                                                 ----------------------------
                                                                                                       9,212
                                                                                 ----------------------------

                    MANAGED HEALTH CARE (1.4%)
       135,300      Aetna, Inc.                                                                        5,925
        27,400      CIGNA Corp.                                                                        3,909
        39,480      Coventry Health Care, Inc. *                                                       2,213
        39,800      Humana, Inc. *                                                                     2,309
       332,000      UnitedHealth Group, Inc.                                                          17,586
       153,164      WellPoint, Inc. *                                                                 12,422
                                                                                 ----------------------------
                                                                                                      44,364
                                                                                 ----------------------------

                                                                                                           9

PORTFOLIO OF INVESTMENTS

USAA S&P 500 INDEX FUND
MARCH 31, 2007 (UNAUDITED)

      NUMBER        SECURITY                                                                          MARKET
     OF SHARES                                                                                         VALUE
                                                                                                        (000)
-------------------------------------------------------------------------------------------------------------
                    PHARMACEUTICALS (6.1%)
       376,700      Abbott Laboratories                                       $                       21,020
        36,500      Allergan, Inc.                                                                     4,045
        26,400      Barr Pharmaceuticals, Inc. *                                                       1,224
       486,800      Bristol-Myers Squibb Co.                                                          13,513
       244,800      Eli Lilly & Co.                                                                   13,148
        80,500      Forest Laboratories, Inc. *                                                        4,141
       722,700      Johnson & Johnson                                                                 43,550
        63,000      King Pharmaceuticals, Inc. *                                                       1,239
       535,400      Merck & Co., Inc.                                                                 23,649
        54,600      Mylan Laboratories, Inc.                                                           1,154
     1,803,120      Pfizer, Inc. (f)                                                                  45,547
       366,100      Schering-Plough Corp.                                                              9,339
        24,300      Watson Pharmaceuticals, Inc. *                                                       642
       330,700      Wyeth                                                                             16,545
                                                                                 ----------------------------
                                                                                                     198,756
                                                                                 ----------------------------
                    Total Healthcare                                                                 375,713
                                                                                 ----------------------------

                    INDUSTRIALS (10.7%)
                    -------------------
                    AEROSPACE & DEFENSE (2.4%)
       196,000      Boeing Co.                                                                        17,426
        98,600      General Dynamics Corp.                                                             7,533
        29,900      Goodrich Corp.                                                                     1,539
       203,300      Honeywell International, Inc.                                                      9,364
        29,100      L-3 Communications Holdings, Inc.                                                  2,545
        89,300      Lockheed Martin Corp.                                                              8,664
        87,606      Northrop Grumman Corp.                                                             6,502
       110,800      Raytheon Co.                                                                       5,813
        40,700      Rockwell Collins, Inc.                                                             2,724
       249,900      United Technologies Corp.                                                         16,244
                                                                                 ----------------------------
                                                                                                      78,354
                                                                                 ----------------------------

                    AIR FREIGHT & LOGISTICS (0.9%)
        43,200      CH Robinson Worldwide, Inc.                                                        2,063
        75,000      FedEx Corp.                                                                        8,057
       267,400      United Parcel Service, Inc. "B"                                                   18,745
                                                                                 ----------------------------
                                                                                                      28,865
                                                                                 ----------------------------

                    AIRLINES (0.1%)
       192,100      Southwest Airlines Co.                                                             2,824
                                                                                 ----------------------------

                    BUILDING PRODUCTS (0.1%)
        43,200      American Standard Companies, Inc.                                                  2,291
        98,300      Masco Corp.                                                                        2,693
                                                                                 ----------------------------
                                                                                                       4,984
                                                                                 ----------------------------

                    COMMERCIAL PRINTING (0.1%)
        53,900      R.R. Donnelley & Sons Co.                                                          1,972
                                                                                 ----------------------------

                    CONSTRUCTION & ENGINEERING (0.1%)
        20,800      Fluor Corp.                                                                        1,866
                                                                                 ----------------------------

                    CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.8%)
       162,000      Caterpillar, Inc.                                                                 10,859
        12,500      Cummins, Inc.                                                                      1,809
        57,100      Deere & Co.                                                                        6,203
        61,600      PACCAR, Inc.                                                                       4,522
        25,200      Terex Corp. *                                                                      1,808
                                                                                 ----------------------------
                                                                                                      25,201
                                                                                 ----------------------------

                    DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.1%)
        33,900      Cintas Corp.                                                                       1,224
        31,400      Equifax, Inc.                                                                      1,144
                                                                                 ----------------------------
                                                                                                       2,368
                                                                                 ----------------------------

                                                                                                          10

PORTFOLIO OF INVESTMENTS

USAA S&P 500 INDEX FUND
MARCH 31, 2007 (UNAUDITED)

      NUMBER        SECURITY                                                                          MARKET
     OF SHARES                                                                                         VALUE
                                                                                                        (000)
-------------------------------------------------------------------------------------------------------------
                    ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
        45,400      Cooper Industries, Inc. "A"                               $                        2,043
       201,600      Emerson Electric Co.                                                               8,687
        42,900      Rockwell Automation, Inc.                                                          2,568
                                                                                 ----------------------------
                                                                                                      13,298
                                                                                 ----------------------------

                    ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
        57,800      Allied Waste Industries, Inc. *                                                      728
       133,900      Waste Management, Inc.                                                             4,607
                                                                                 ----------------------------
                                                                                                       5,335
                                                                                 ----------------------------

                    HUMAN RESOURCES & EMPLOYMENT SERVICES (0.1%)
        31,000      Monster Worldwide, Inc. *                                                          1,468
        41,600      Robert Half International, Inc.                                                    1,540
                                                                                 ----------------------------
                                                                                                       3,008
                                                                                 ----------------------------

                    INDUSTRIAL CONGLOMERATES (3.8%)
       184,800      3M Co.                                                                            14,124
     2,550,600      General Electric Co. (f)                                                          90,189
        32,200      Textron, Inc.                                                                      2,892
       494,800      Tyco International Ltd.                                                           15,611
                                                                                 ----------------------------
                                                                                                     122,816
                                                                                 ----------------------------

                    INDUSTRIAL MACHINERY (0.8%)
        58,400      Danaher Corp.                                                                      4,173
        48,200      Dover Corp.                                                                        2,352
        35,900      Eaton Corp.                                                                        3,000
       101,700      Illinois Tool Works, Inc.                                                          5,248
        79,500      Ingersoll-Rand Co.,  Ltd. "A"                                                      3,448
        45,000      ITT Industries, Inc.                                                               2,714
        28,100      Pall Corp.                                                                         1,068
        30,000      Parker-Hannifin Corp.                                                              2,589
                                                                                 ----------------------------
                                                                                                      24,592
                                                                                 ----------------------------

                    OFFICE SUPPLIES & SERVICES (0.1%)
        25,400      Avery Dennison Corp.                                                               1,632
        55,200      Pitney Bowes, Inc.                                                                 2,506
                                                                                 ----------------------------
                                                                                                       4,138
                                                                                 ----------------------------

                    RAILROADS (0.7%)
        91,500      Burlington Northern Santa Fe Corp.                                                 7,359
       112,100      CSX Corp.                                                                          4,490
       102,100      Norfolk Southern Corp.                                                             5,166
        65,400      Union Pacific Corp.                                                                6,642
                                                                                 ----------------------------
                                                                                                      23,657
                                                                                 ----------------------------

                    TRADING COMPANIES & DISTRIBUTORS (0.0%)
        20,500      W.W. Grainger, Inc.                                                                1,584
                                                                                 ----------------------------

                    TRUCKING (0.0%)
        15,000      Ryder System, Inc.                                                                   740
                                                                                 ----------------------------
                    Total industrials                                                                345,602
                                                                                 ----------------------------

                    INFORMATION TECHNOLOGY (14.5%)
                    ------------------------------
                    APPLICATION SOFTWARE (0.4%)
       144,900      Adobe Systems, Inc. *                                                              6,042
        56,600      Autodesk, Inc. *                                                                   2,128
        46,600      Citrix Systems, Inc. *                                                             1,493
        91,400      Compuware Corp. *                                                                    868
        87,000      Intuit, Inc. *                                                                     2,380
                                                                                 ----------------------------
                                                                                                      12,911
                                                                                 ----------------------------

                                                                                                         11

PORTFOLIO OF INVESTMENTS

USAA S&P 500 INDEX FUND
MARCH 31, 2007 (UNAUDITED)

      NUMBER        SECURITY                                                                          MARKET
     OF SHARES                                                                                         VALUE
                                                                                                        (000)
-------------------------------------------------------------------------------------------------------------
                    COMMUNICATIONS EQUIPMENT (2.6%)
        31,500      ADC Telecommunications, Inc. *                            $                          527
       116,472      Avaya, Inc. *                                                                      1,376
        21,842      Ciena Corp. *                                                                        610
     1,505,900      Cisco Systems, Inc. *                                                             38,446
       387,400      Corning, Inc. *                                                                    8,809
        53,925      JDS Uniphase Corp. *                                                                 821
       138,800      Juniper Networks, Inc. *                                                           2,732
       605,300      Motorola, Inc.                                                                    10,696
       408,000      QUALCOMM, Inc.                                                                    17,405
       114,500      Tellabs, Inc. *                                                                    1,134
                                                                                 ----------------------------
                                                                                                      82,556
                                                                                 ----------------------------

                    COMPUTER HARDWARE (3.1%)
       209,300      Apple, Inc. *                                                                     19,446
       557,400      Dell, Inc. *                                                                      12,937
       663,911      Hewlett-Packard Co.                                                               26,649
       376,000      International Business Machines Corp.                                             35,442
        46,000      NCR Corp. *                                                                        2,198
       862,400      Sun Microsystems, Inc. *                                                           5,183
                                                                                 ----------------------------
                                                                                                     101,855
                                                                                  ----------------------------

                    COMPUTER STORAGE & PERIPHERALS (0.5%)
       567,900      EMC Corp. *                                                                        7,866
        24,800      Lexmark International, Inc. "A" *                                                  1,450
        90,700      Network Appliance, Inc. *                                                          3,312
        42,200      QLogic Corp. *                                                                       717
        55,700      SanDisk Corp. *                                                                    2,440
                                                                                 ----------------------------
                                                                                                      15,785
                                                                                 ----------------------------

                    DATA PROCESSING & OUTSOURCED SERVICES (1.0%)
        29,300      Affiliated Computer Services, Inc. "A" *                                           1,725
       137,300      Automatic Data Processing, Inc.                                                    5,969
         3,428      Broadridge Financial Solutions, Inc. *                                                67
        42,400      Computer Sciences Corp. *                                                          2,210
        34,300      Convergys Corp. *                                                                    872
       127,200      Electronic Data Systems Corp.                                                      3,521
        40,200      Fidelity National Information Services, Inc.                                       1,827
       189,112      First Data Corp.                                                                   5,087
        45,400      Fiserv, Inc. *                                                                     2,409
        81,800      Paychex, Inc.                                                                      3,098
        31,600      Sabre Holdings Corp. "A"                                                           1,035
       189,112      Western Union Co.                                                                  4,151
                                                                                 ----------------------------
                                                                                                      31,971
                                                                                 ----------------------------

                    ELECTRONIC EQUIPMENT MANUFACTURERS (0.1%)
       103,200      Agilent Technologies, Inc. *                                                       3,477
        18,700      Tektronix, Inc.                                                                      526
                                                                                 ----------------------------
                                                                                                       4,003
                                                                                 ----------------------------

                    ELECTRONIC MANUFACTURING SERVICES (0.1%)
        44,000      Jabil Circuit, Inc.                                                                  942
        35,500      Molex, Inc.                                                                        1,001
       123,300      Sanmina-SCI Corp. *                                                                  447
       233,100      Solectron Corp. *                                                                    734
                                                                                 ----------------------------
                                                                                                       3,124
                                                                                 ----------------------------

                    HOME ENTERTAINMENT SOFTWARE (0.1%)
        74,900      Electronic Arts, Inc. *                                                            3,772
                                                                                 ----------------------------

                    INTERNET SOFTWARE & SERVICES (1.4%)
       288,600      eBay, Inc. *                                                                       9,567
        53,969      Google, Inc. "A" *                                                                24,726
        60,600      VeriSign, Inc. *                                                                   1,522
       307,400      Yahoo!, Inc. *                                                                     9,619
                                                                                 ----------------------------
                                                                                                      45,434
                                                                                 ----------------------------

                                                                                                         12

PORTFOLIO OF INVESTMENTS

USAA S&P 500 INDEX FUND
MARCH 31, 2007 (UNAUDITED)

      NUMBER        SECURITY                                                                          MARKET
     OF SHARES                                                                                         VALUE
                                                                                                        (000)
-------------------------------------------------------------------------------------------------------------
                    IT CONSULTING & OTHER SERVICES (0.1%)
        34,800      Cognizant Technology Solutions Corp. "A" *                $                        3,072
        73,600      Unisys Corp. *                                                                       620
                                                                                 ----------------------------
                                                                                                       3,692
                                                                                 ----------------------------

                    OFFICE ELECTRONICS (0.1%)
       236,300      Xerox Corp. *                                                                      3,991
                                                                                 ----------------------------

                    SEMICONDUCTOR EQUIPMENT (0.3%)
       343,100      Applied Materials, Inc.                                                            6,285
        48,500      KLA-Tencor Corp.                                                                   2,586
        34,000      Novellus Systems, Inc. *                                                           1,089
        48,300      Teradyne, Inc. *                                                                     799
                                                                                 ----------------------------
                                                                                                      10,759
                                                                                 ----------------------------

                    SEMICONDUCTORS (2.0%)
       120,900      Advanced Micro Devices, Inc. *                                                     1,579
        88,800      Altera Corp. *                                                                     1,775
        87,200      Analog Devices, Inc.                                                               3,008
       114,350      Broadcom Corp. "A" *                                                               3,667
     1,425,100      Intel Corp.                                                                       27,262
        75,200      Linear Technology Corp.                                                            2,376
       172,462      LSI Logic Corp. *                                                                  1,801
        79,200      Maxim Integrated Products, Inc.                                                    2,328
       177,300      Micron Technology, Inc. *                                                          2,142
        73,500      National Semiconductor Corp.                                                       1,774
        88,400      NVIDIA Corp. *                                                                     2,544
        56,000      PMC-Sierra, Inc. *                                                                   393
       378,600      Texas Instruments, Inc.                                                           11,396
        84,000      Xilinx, Inc.                                                                       2,161
                                                                                 ----------------------------
                                                                                                      64,206
                                                                                 ----------------------------

                    SYSTEMS SOFTWARE (2.7%)
        51,300      BMC Software, Inc. *                                                               1,580
       112,500      CA, Inc.                                                                           2,915
     2,137,610      Microsoft Corp.                                                                   59,575
        84,500      Novell, Inc. *                                                                       610
       992,300      Oracle Corp. *                                                                    17,990
       231,789      Symantec Corp. *                                                                   4,010
                                                                                 ----------------------------
                                                                                                      86,680
                                                                                 ----------------------------
                    Total information technology                                                     470,739
                                                                                 ----------------------------

                    MATERIALS (3.0%)
                    ----------------
                    ALUMINUM (0.2%)
       214,200      Alcoa, Inc.                                                                        7,261
                                                                                 ----------------------------

                    CONSTRUCTION MATERIALS (0.1%)
        24,800      Vulcan Materials Co.                                                               2,889
                                                                                 ----------------------------

                    DIVERSIFIED CHEMICALS (0.9%)
        17,000      Ashland, Inc.                                                                      1,115
       239,200      Dow Chemical Co.                                                                  10,970
       225,500      E.I. du Pont de Nemours & Co.                                                     11,147
        19,300      Eastman Chemical Co.                                                               1,222
        24,800      Hercules, Inc. *                                                                     485
        39,800      PPG Industries, Inc.                                                               2,798
                                                                                 ----------------------------
                                                                                                      27,737
                                                                                 ----------------------------

                    DIVERSIFIED METALS & MINING (0.2%)
        93,233      Freeport-McMoRan Copper & Gold, Inc. "B"                                           6,171
                                                                                 ----------------------------

                    FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
       132,822      Monsanto Co.                                                                       7,300
                                                                                 ----------------------------

                                                                                                         13

PORTFOLIO OF INVESTMENTS

USAA S&P 500 INDEX FUND
MARCH 31, 2007 (UNAUDITED)

      NUMBER        SECURITY                                                                          MARKET
     OF SHARES                                                                                         VALUE
                                                                                                        (000)
-------------------------------------------------------------------------------------------------------------
                    FOREST PRODUCTS (0.1%)
        51,608      Weyerhaeuser Co.                                          $                        3,857
                                                                                 ----------------------------

                    GOLD (0.1%)
       112,800      Newmont Mining Corp.                                                               4,736
                                                                                 ----------------------------

                    INDUSTRIAL GASES (0.3%)
        52,900      Air Products & Chemicals, Inc.                                                     3,913
        78,800      Praxair, Inc.                                                                      4,961
                                                                                 ----------------------------
                                                                                                       8,874
                                                                                 ----------------------------

                    METAL & GLASS CONTAINERS (0.1%)
        27,000      Ball Corp.                                                                         1,238
        32,800      Pactiv Corp. *                                                                     1,107
                                                                                 ----------------------------
                                                                                                       2,345
                                                                                 ----------------------------

                    PAPER PACKAGING (0.1%)
        23,800      Bemis Co., Inc.                                                                      795
        41,200      Sealed Air Corp.                                                                   1,302
        28,700      Temple-Inland, Inc.                                                                1,714
                                                                                 ----------------------------
                                                                                                       3,811
                                                                                 ----------------------------

                    PAPER PRODUCTS (0.2%)
             1      Domtar Corp. *                                                                         -
       115,520      International Paper Co.                                                            4,205
        40,311      MeadWestvaco Corp.                                                                 1,243
                                                                                 ----------------------------
                                                                                                       5,448
                                                                                 ----------------------------

                    SPECIALTY CHEMICALS (0.2%)
        45,600      Ecolab, Inc.                                                                       1,961
        20,500      International Flavors & Fragrances, Inc.                                             968
        36,000      Rohm & Haas Co.                                                                    1,862
        33,600      Sigma-Aldrich Corp.                                                                1,395
                                                                                 ----------------------------
                                                                                                       6,186
                                                                                 ----------------------------

                    STEEL (0.3%)
        25,500      Allegheny Technologies, Inc.                                                       2,720
        76,200      Nucor Corp.                                                                        4,963
        30,100      United States Steel Corp.                                                          2,985
                                                                                 ----------------------------
                                                                                                      10,668
                                                                                 ----------------------------
                    Total materials                                                                   21,336
                                                                                 ----------------------------

                    TELECOMMUNICATION SERVICES (3.6%)
                    ---------------------------------
                    INTEGRATED TELECOMMUNICATION SERVICES (3.0%)
     1,551,246      AT&T, Inc.                                                                        61,166
        28,700      CenturyTel, Inc.                                                                   1,297
        79,300      Citizens Communications Co.                                                        1,186
        36,421      Embarq Corp.                                                                       2,052
       390,800      Qwest Communications International, Inc. *                                         3,513
       716,360      Verizon Communications, Inc.                                                      27,164
       116,031      Windstream Corp.                                                                   1,704
                                                                                 ----------------------------
                                                                                                      98,082
                                                                                 ----------------------------

                    WIRELESS TELECOMMUNICATION SERVICES (0.6%)
        97,500      ALLTEL Corp.                                                                       6,045
       715,339      Sprint Nextel Corp.                                                               13,563
                                                                                 ----------------------------
                                                                                                      19,608
                                                                                 ----------------------------
                    Total telecommunications services                                                117,690
                                                                                 ----------------------------

                    UTILITIES (3.6%)
                    ----------------
                    ELECTRIC UTILITIES (1.6%)
        38,900      Allegheny Energy, Inc. *                                                           1,911
        97,000      American Electric Power Co., Inc.                                                  4,729
        79,800      Edison International                                                               3,921

                                                                                                          14

PORTFOLIO OF INVESTMENTS

USAA S&P 500 INDEX FUND
MARCH 31, 2007 (UNAUDITED)

      NUMBER        SECURITY                                                                          MARKET
     OF SHARES                                                                                         VALUE
                                                                                                        (000)
-------------------------------------------------------------------------------------------------------------
        51,200      Entergy Corp.                                             $                        5,372
       167,600      Exelon Corp.                                                                      11,516
        80,750      FirstEnergy Corp.                                                                  5,349
        97,100      FPL Group, Inc.                                                                    5,940
        24,700      Pinnacle West Capital Corp.                                                        1,192
        93,100      PPL Corp.                                                                          3,808
        62,100      Progress Energy, Inc.                                                              3,132
       187,100      Southern Co.                                                                       6,857
                                                                                 ----------------------------
                                                                                                      53,727
                                                                                 ----------------------------

                    GAS UTILITIES (0.1%)
        12,400      NICOR, Inc.                                                                          600
        21,200      Questar Corp.                                                                      1,891
                                                                                 ----------------------------
                                                                                                       2,491
                                                                                 ----------------------------

                    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
       165,900      AES Corp. *                                                                        3,570
        43,500      Constellation Energy Group, Inc.                                                   3,782
       101,021      Dynegy, Inc. "A" *                                                                   936
       115,300      TXU Corp.                                                                          7,391
                                                                                 ----------------------------
                                                                                                      15,679
                                                                                 ----------------------------

                    MULTI-UTILITIES (1.4%)
        49,400      Ameren Corp.                                                                       2,485
        82,400      CenterPoint Energy, Inc.                                                           1,478
        54,800      CMS Energy Corp.                                                                     975
        60,400      Consolidated Edison, Inc.                                                          3,084
        88,800      Dominion Resources, Inc.                                                           7,883
        40,400      DTE Energy Co.                                                                     1,935
       306,680      Duke Energy Corp.                                                                  6,222
        18,600      Integrys Energy Group, Inc.                                                        1,032
        46,400      Keyspan Corp.                                                                      1,909
        65,600      NiSource, Inc.                                                                     1,603
        88,700      PG&E Corp.                                                                         4,282
        63,900      Public Service Enterprise Group, Inc.                                              5,306
        67,100      Sempra Energy                                                                      4,094
        51,000      TECO Energy, Inc.                                                                    878
        99,900      Xcel Energy, Inc.                                                                  2,467
                                                                                 ----------------------------
                                                                                                      45,633
                                                                                 ----------------------------
                    Total utilities                                                                  117,530
                                                                                 ----------------------------
                    Total common stocks (cost: $2,376,332)                                         3,162,517
                                                                                 ----------------------------


                    MONEY MARKET INSTRUMENTS (2.3%)
                    MONEY MARKET FUND (2.2%)
    71,719,959      Northern Institutional Funds -
                    Diversified Assets Portfolio, 5.03% (a,d)                                         71,720
                                                                                 ----------------------------

      PRINCIPAL
         AMOUNT
          (000)
---------------
                    OTHER (0.1%)
        $3,350      U.S. Treasury Bill, 5.01%, 8/9/2007 (b,e)                                          3,290
                                                                                 ----------------------------
                    Total money market instruments (cost: $75,010)                                    75,010
                                                                                 ----------------------------

                    TOTAL INVESTMENTS (COST: $2,451,342)                             $             3,237,527
                                                                                 ============================

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USAA S&P 500 INDEX FUND
MARCH 31, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA S&P 500 Index Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

3. Futures contracts are valued at the last quoted sales price.

4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based

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                   (continued)

USAA S&P 500 INDEX FUND
MARCH 31, 2007 (UNAUDITED)


on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager) in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. As of March 31, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of March 31, 2007, were $966,227,000 and $180,042,000, respectively, resulting in net unrealized appreciation of $786,185,000.

C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $3,238,573,000 at March 31, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

D. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts.

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                   (continued)

USAA S&P 500 INDEX FUND
MARCH 31, 2007 (UNAUDITED)


When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

E. REIT - Real Estate Investment Trust


SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at March 31, 2007.

(b) Rate represents an annualized yield at time of purchase, not a coupon rate.

(c)  Northern  Trust Corp.  is the parent to Northern  Trust  Investments,  N.A.
(NTI), which is the subadviser of the Fund.

(d) NTI is both the subadviser of the Fund and the adviser of the Northern Institutional Funds.

(e) Security with a value of $3,290,000 is segregated as collateral for initial margin requirements on open futures contracts.

(f) Security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2007, as shown in the following table:

                                                                                   Unrealized
TYPE OF FUTURE            EXPIRATION    CONTRACTS   POSITION        VALUE         APPRECIATION
----------------------------------------------------------------------------------------------
S&P 500 Index Futures   June 14, 2007     215         Long       $76,927,000       $1,543,000


* Non-income producing security for the 12 months preceding March 31, 2007.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    MAY 24, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    MAY 25, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    MAY 25, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.